DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

NOTE – 4 DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables consisted of the following:

	June 30, 2021	December 31, 2020
		(Audited)
Prepayments for business project	$306,607	$139,414
Prepayments for vending machine	521,571	522,413
Rental deposit	3,220	3,225
	$831,398	$665,052

Purchase deposits represent deposit payments made to vendors for procurement of equipment, which are interest-free, unsecured and relieved against accounts payable when goods are received by the Company.